Summary of Significant Accounting Policies - Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 03, 2021	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Restricted cash and cash equivalents	$ 18,583	$ 4,416			$ 0	$ 0
Subordinated Facility
Debt Instrument [Line Items]
Long term debt outstanding	42,500	16,293				$ 0
Subordinated Facility | Loans Payable
Debt Instrument [Line Items]
Debt, face amount			$ 50,000	$ 50,000
Long term debt outstanding		16,293
Senior Facility
Debt Instrument [Line Items]
Long term debt outstanding	$ 85,674	0
Senior Facility | Loans Payable
Debt Instrument [Line Items]
Debt, face amount			$ 150,000	$ 150,000
Long term debt outstanding		0
Senior Facility | Loans Payable | Previously Reported [Member]
Debt Instrument [Line Items]
Long term debt outstanding		$ 16,293